Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2016
Interest and Finance Costs
Interest and Finance Costs
	Year ended December 31,
	2016	2015	2014
Interest expense (Note 5)	$32,887	$25,926	$13,338
Amortization of deferred financing fees	1,984	1,545	785
Commitment fees (Note 5)	2	15	360
Other	118	488	41
Total	$34,991	$27,974	$14,524